Business Combination - Summary of Net Cash Proceed from Business Combination (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 14, 2021	Apr. 03, 2022	Jan. 02, 2022
Business Combinations [Abstract]
Cash - RSVAC Trust and cash, net of redemptions	$ 230,155
Cash - PIPE Financing	175,000
Less: transaction costs and PIPE financing fees	(31,410)
Net cash contributions from Business Combination	$ 373,745	$ 373,700	$ 373,700